SHARE-BASED COMPENSATION - Schedule Of RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of RSU activity
Outstanding beginning balance	39,458,612	20,812,946	3,521,118
Granted	6,065,856	26,216,836	19,686,470
Vested	(11,721,356)	(6,109,908)	(1,959,584)
Forfeited	(2,265,298)	(1,461,262)	(435,058)
Outstanding ending balance	31,537,814	39,458,612	20,812,946
Weighted average grant-date fair value, outstanding	$ 9.2	$ 9.58	$ 11.23	$ 19.05